Fair Value Measurements (Summary Of Activity For Non U.S. Plan Assets Classified In Level 3) (Detail) (Insurance Contracts [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Insurance Contracts [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Beginning Balance	$ 35	$ 33
Net Realized/ Unrealized Gains (Loss)	1	2
Purchases, and Settlements, Net	7	4
Sales, Net	(2)	(3)
Transfer Into/(out) of Level3
Foreign Currency Exchange Rate Movements	1	(1)
Ending Balance	$ 42	$ 35